Accounts Receivable	6 Months Ended
Mar. 31, 2025
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

Note 5 ACCOUNTS RECEIVABLE

Accounts receivable consist of the following natures:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Referral fees	$4,009	$4,155
Management fees	8,849	8,849
Less: allowance for uncollectible receivables	(88)	(88)
Total	$12,770	$12,916

The aging of accounts receivable before allowance for uncollectible receivables is as follows:

	0 – 90 days	90 – 180 days	180 days – 1 year	1 year above	Total
Referral fees	4,155	—	—	—	4,155
Management fees	—	8,849	—	—	8,849
Balance as of 9/30/2024	$4,155	$8,849	$—	$—	$13,004
Referral fees	—	—	4,009	—	4,009
Management fees	—	—	4,438	4,411	8,849
Balance as of 3/31/2025 (Unaudited)	$—	$—	$8,447	$4,411	$12,858

The movement of allowance is as follows:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Balance at beginning of the year	$88	$87,160
Current year reversal	—	(2,076)
Written-off as uncollectible	—	(85,000)
Changes due to foreign exchange	—	4
Balance at end of the year	$88	$88

The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company determines the allowance based on aging data, historical collection experience, customer specific facts, and existing economic conditions.